ASSETS HELD FOR SALE AND DISPOSITIONS - Changes in proceeds receivable - Additional Information (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
ASSETS HELD FOR SALE AND DISPOSITIONS
Long-term proceeds receivable associated with a property disposal		$ 11,805
Accounts receivable		4,316	$ 2,310
Accrual associated with a property disposal		2,047
Trade and other current payables		41,967	$ 43,342
Piedmont, South Carolina
ASSETS HELD FOR SALE AND DISPOSITIONS
Long-term proceeds receivable associated with a property disposal	$ 8.7	11,800
Trade and other current payables		2,000
Clinton, Tennessee
ASSETS HELD FOR SALE AND DISPOSITIONS
Accounts receivable	$ 0.2	$ 200